CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Dividends, per share	$ 0.64	$ 0.56	$ 0.47